Annual Total Returns[BarChart] - The Hartford Floating Rate High Income Fund - Class A	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	10.88%	6.78%	(0.49%)	(3.70%)	13.33%	4.99%	(0.51%)	8.87%	1.08%